United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax,  5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: 295,630(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C    57190320  $3,501     102430  SH           SOLE                                102430
STARWOOD HOTELS&RESORTS WRLD               C   85590A401  $5,033     114315  SH           SOLE                                114315
KILROY RLTY CORP                           C    49427F10    $52       950    SH           SOLE                                   950
AMB PPTY CORP                              C    00163T10  $11,242    195310  SH           SOLE                                195310
AVALONBAY CMNTYS INC                       C    5348410   $16,527    175555  SH           SOLE                                175555
BOSTON PPTYS INC                           C    10112110  $17,054    185752  SH           SOLE                                185752
BRE PPTYS INC                              C    5564106   $5,801     143120  SH           SOLE                                143120
CAMDEN PPTY TR                             C    13313110  $6,513     135255  SH           SOLE                                135255
CORPORATE OFFICE PPTYS TR                  C    22002T10  $2,489     79000   SH           SOLE                                 79000
DEVELOPERS DIVERSIFIED RLTY                C    25159110  $8,026     209600  SH           SOLE                                209600
EQUITY LIFESTYLE PPTYS INC                 C    29472R10  $9,786     214286  SH           SOLE                                214286
EQUITY RESIDENTIAL                         C    29476L10  $5,537     151825  SH           SOLE                                151825
ESSEX PPTY TR                              C    29717810  $3,255     33385   SH           SOLE                                 33385
FEDERAL RLTY INVT TR                       C    31374720  $11,564    140765  SH           SOLE                                140765
FOREST CITY ENTERPRISES INC                C    34555010  $2,767     62260   SH           SOLE                                 62260
HEALTH CARE PPTY INVS INC                  C    42191510  $8,971     257940  SH           SOLE                                257940
HOST MARRIOTT CORP NEW                     C    44107P10  $13,437    788575  SH           SOLE                                788575
KILROY RLTY CORP                           C    49427F10  $4,385     79790   SH           SOLE                                 79790
LASALLE HOTEL PPTYS                        C    51794210  $4,918     154160  SH           SOLE                                154160
MACERICH CO                                C    55438210  $8,112     114155  SH           SOLE                                114155
POST PPTYS INC                             C    73746410  $4,343     123650  SH           SOLE                                123650
PROLOGIS TR                                C    74341010  $22,825    360133  SH           SOLE                                360133
PS BUSINESS PKS INC CALIF                  C    69360J10  $4,070     77450   SH           SOLE                                 77450
PUBLIC STORAGE INC                         C    74460D10  $17,708    241220  SH           SOLE                                241220
REGENCY CTRS CORP                          C    75884910  $11,878    184183  SH           SOLE                                184183
SIMON PPTY GROUP INC NEW                   C    82880610  $20,267    233331  SH           SOLE                                233331
SL GREEN RLTY CORP                         C    78440X10  $13,481    144240  SH           SOLE                                144240
TAUBMAN CTRS INC                           C    87666410  $12,345    250965  SH           SOLE                                250965
VENTAS INC                                 C    92276F10  $7,724     170700  SH           SOLE                                170700
VORNADO RLTY TR                            C    92904210  $16,558    188265  SH           SOLE                                188265
BROOKFIELD PPTYS CORP                      C    11290010  $6,352     329955  SH           SOLE                                329955
DEVELOPERS DIVERSIFIED RLTY                C    25159110    $48       1250   SH           SOLE                                  1250
GENERAL GROWTH PPTYS INC                   C    37002110  $9,063     220090  SH           SOLE                                220090



</SEC-DOCUMENT>